UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of July

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Columbia Cornerstone Growth Fund

Class A | LEGAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Class A | SSR174_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class A | SSR174_01_(03/26) |

Columbia Cornerstone Growth Fund

Class C | LEGCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$88	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Class C | SSR174_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class C | SSR174_04_(03/26) |

Columbia Cornerstone Growth Fund

Class E | CLGEX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$64	1.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Class E | SSR174_21_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class E | SSR174_21_(03/26) |

Columbia Cornerstone Growth Fund

Class R | CGWRX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$63	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Class R | SSR174_12_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class R | SSR174_12_(03/26) |

Columbia Cornerstone Growth Fund

Class S | GEGDX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Class S | SSR174_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class S | SSR174_16_(03/26) |

Columbia Cornerstone Growth Fund

Institutional 2 Class | CLWFX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Institutional 2 Class | SSR174_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional 2 Class | SSR174_15_(03/26) |

Columbia Cornerstone Growth Fund

Institutional 3 Class | CGFYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Institutional 3 Class | SSR174_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional 3 Class | SSR174_17_(03/26) |

Columbia Cornerstone Growth Fund

Institutional Class | GEGTX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,335,317,711
Total number of portfolio holdings	47
Portfolio turnover for the reporting period	23%

Columbia Cornerstone Growth Fund | Institutional Class | SSR174_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	13.2%
Technology Hardware, Storage & Peripherals	10.4%
Application Software	1.4%
Communications Equipment	1.3%
Other	0.8%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Apple, Inc.	10.4%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%

Equity Sector Allocation

Table Summary
Information Technology	47.8%
Communication Services	15.5%
Consumer Discretionary	14.4%
Health Care	8.3%
Financials	5.7%
Industrials	4.3%
Consumer Staples	2.9%
Real Estate	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional Class | SSR174_08_(03/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Class A | COEAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Columbia Oregon Intermediate Municipal Bond Fund | Class A | SSR207_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Class A | SSR207_01_(03/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Class S | CMBCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Columbia Oregon Intermediate Municipal Bond Fund | Class S | SSR207_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Class S | SSR207_16_(03/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional 2 Class | CODRX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class | SSR207_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class | SSR207_15_(03/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional 3 Class | CORYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class | SSR207_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class | SSR207_17_(03/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional Class | CMBFX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$298,219,363
Total number of portfolio holdings	187
Portfolio turnover for the reporting period	3%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class | SSR207_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 07/01/2034 5.000%	2.5%
City of Portland Water System 04/01/2030 4.000%	2.5%
Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000%	2.4%
Oregon Health & Science University 07/01/2032 5.000%	1.9%
City of Portland Sewer System 12/01/2042 5.000%	1.8%
State of Oregon Department of Transportation 11/15/2037 5.000%	1.8%
State of Oregon Housing & Community Services Department 01/10/2048 4.000%	1.7%
Puerto Rico Public Finance Corp. 08/01/2026 6.000%	1.7%
Port of Portland 07/01/2039 4.000%	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000%	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class | SSR207_08_(03/26) |

Columbia Total Return Municipal Income Fund

Class A | COLTX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Class A | SSR233_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class A | SSR233_01_(03/26) |

Columbia Total Return Municipal Income Fund

Class C | COLCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$70	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Class C | SSR233_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class C | SSR233_04_(03/26) |

Columbia Total Return Municipal Income Fund

Class S | CTEDX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Class S | SSR233_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class S | SSR233_16_(03/26) |

Columbia Total Return Municipal Income Fund

Institutional 2 Class | CADMX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$28	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Institutional 2 Class | SSR233_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional 2 Class | SSR233_15_(03/26) |

Columbia Total Return Municipal Income Fund

Institutional 3 Class | CTEYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Institutional 3 Class | SSR233_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional 3 Class | SSR233_17_(03/26) |

Columbia Total Return Municipal Income Fund

Institutional Class | CTEZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,704,870,719
Total number of portfolio holdings	409
Portfolio turnover for the reporting period	7%

Columbia Total Return Municipal Income Fund | Institutional Class | SSR233_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.8%
New York	12.6%
Pennsylvania	6.8%
Illinois	6.6%
New Jersey	5.1%
Alabama	3.7%
California	3.4%
Georgia	3.2%
Puerto Rico	3.1%
Ohio	3.1%

Asset Categories

Table Summary
Municipal Bonds	92.9%
Money Market Funds	3.5%
Floating Rate Notes	2.7%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional Class | SSR233_08_(03/26) |

Columbia Ultra Short Term Bond Fund

Class A | CUSOX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Columbia Ultra Short Term Bond Fund | Class A | SSR103_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Class A | SSR103_01_(03/26) |

Columbia Ultra Short Term Bond Fund

Institutional 3 Class | CMGUX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Columbia Ultra Short Term Bond Fund | Institutional 3 Class | SSR103_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Institutional 3 Class | SSR103_17_(03/26) |

Columbia Ultra Short Term Bond Fund

Institutional Class | CUSBX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,532,763,952
Total number of portfolio holdings	239
Portfolio turnover for the reporting period	44%

Columbia Ultra Short Term Bond Fund | Institutional Class | SSR103_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.8%
Ford Credit Auto Owner Trust 11/15/2034 3.880%	1.7%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.7%
Volkswagen Auto Lease Trust 06/21/2027 5.210%	1.5%
Ford Credit Floorplan Master Owner Trust 05/15/2028 4.920%	1.4%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.322%	1.0%
Bank of America Corp. 09/15/2027 5.000%	1.0%
U.S. Treasury Bills 02/05/2026	1.0%
Citigroup, Inc. 06/09/2027 1.462%	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	46.6%
Asset-Backed Securities - Non-Agency	31.7%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
Commercial Mortgage-Backed Securities - Non-Agency	7.0%
Money Market Funds	2.1%
Treasury Bills	1.0%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Institutional Class | SSR103_08_(03/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Cornerstone Growth Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Cornerstone Growth Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 15.5%
Entertainment 2.6%
Netflix, Inc.(a)	1,444,608	120,610,322
TKO Group Holdings, Inc.	221,117	44,793,882
Total		165,404,204
Interactive Media & Services 12.9%
Alphabet, Inc., Class A	1,107,661	374,389,418
Alphabet, Inc., Class C	410,266	138,887,349
Meta Platforms, Inc., Class A	427,521	306,318,796
Total		819,595,563
Total Communication Services		984,999,767
Consumer Discretionary 14.4%
Automobiles 1.6%
Tesla, Inc.(a)	237,153	102,073,023
Broadline Retail 6.5%
Amazon.com, Inc.(a)	1,725,222	412,845,625
Hotels, Restaurants & Leisure 3.6%
DraftKings, Inc., Class A(a)	1,438,876	39,583,479
Expedia Group, Inc.	198,322	52,523,598
Hilton Worldwide Holdings, Inc.	198,088	59,131,249
Royal Caribbean Cruises Ltd.	221,862	72,027,498
Total		223,265,824
Specialty Retail 2.0%
Gap, Inc. (The)	2,273,773	63,620,169
TJX Companies, Inc. (The)	429,450	64,335,904
Total		127,956,073
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	715,988	44,255,218
Total Consumer Discretionary		910,395,763
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	144,186	135,570,887
Household Products 0.8%
Colgate-Palmolive Co.	541,453	48,887,791
Total Consumer Staples		184,458,678
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.7%
Banks 2.0%
Bank of America Corp.	1,221,234	64,969,649
Citigroup, Inc.	523,646	60,591,079
Total		125,560,728
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	66,645	62,340,399
Financial Services 2.7%
Visa, Inc., Class A	529,357	170,362,963
Total Financials		358,264,090
Health Care 8.3%
Biotechnology 2.9%
Argenx SE, ADR(a)	37,726	31,708,703
Insmed, Inc.(a)	403,741	63,334,851
Revolution Medicines, Inc.(a)	388,669	37,681,459
Vertex Pharmaceuticals, Inc.(a)	113,934	53,537,587
Total		186,262,600
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.(a)	129,560	65,326,743
Life Sciences Tools & Services 0.7%
Illumina, Inc.(a)	303,214	43,908,420
Pharmaceuticals 3.7%
Eli Lilly & Co.	224,102	232,427,389
Total Health Care		527,925,152
Industrials 4.3%
Aerospace & Defense 0.8%
General Dynamics Corp.	136,004	47,749,645
Commercial Services & Supplies 0.6%
Cintas Corp.	215,295	41,205,310
Electrical Equipment 1.6%
Eaton Corp. PLC	96,005	33,738,077
Vertiv Holdings Co.	368,182	68,548,125
Total		102,286,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	990,707	79,306,095
Total Industrials		270,547,252
Information Technology 47.8%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	592,237	83,943,672
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	240,332	53,541,163
Semiconductors & Semiconductor Equipment 20.6%
Advanced Micro Devices, Inc.(a)	382,196	90,477,259
Broadcom, Inc.	909,489	301,313,706
Micron Technology, Inc.	130,326	54,069,651
NVIDIA Corp.	4,506,065	861,244,203
Total		1,307,104,819
Software 14.6%
Atlassian Corp., Class A(a)	450,181	53,202,391
Crowdstrike Holdings, Inc., Class A(a)	142,567	62,929,787
Microsoft Corp.	1,424,261	612,845,266
Palantir Technologies, Inc., Class A(a)	246,210	36,091,924
Palo Alto Networks, Inc.(a)	451,288	79,864,437
ServiceNow, Inc.(a)	676,529	79,160,658
Total		924,094,463
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc.	2,543,013	659,861,013
Total Information Technology		3,028,545,130
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	57,678	47,349,601
Total Real Estate		47,349,601
Total Common Stocks (Cost $2,275,844,055)		6,312,485,433

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(b),(c)	8,882,748	8,880,083
Total Money Market Funds (Cost $8,881,702)		8,880,083
Total Investments in Securities (Cost: $2,284,725,757)		6,321,365,516
Other Assets & Liabilities, Net		13,952,195
Net Assets		6,335,317,711
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,932,875	—	(17,923,992)	(1,008,883)	—	—	2,248,655	—	—
Columbia Short-Term Cash Fund, 3.776%
	27,881,905	288,640,052	(307,641,245)	(629)	8,880,083	—	(3,321)	583,329	8,882,748
Total	46,814,780			(1,009,512)	8,880,083	—	2,245,334	583,329
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Cornerstone Growth Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	984,999,767	—	—	984,999,767
Consumer Discretionary	910,395,763	—	—	910,395,763
Consumer Staples	184,458,678	—	—	184,458,678
Financials	358,264,090	—	—	358,264,090
Health Care	527,925,152	—	—	527,925,152
Industrials	270,547,252	—	—	270,547,252
Information Technology	3,028,545,130	—	—	3,028,545,130
Real Estate	47,349,601	—	—	47,349,601
Total Common Stocks	6,312,485,433	—	—	6,312,485,433
Money Market Funds	8,880,083	—	—	8,880,083
Total Investments in Securities	6,321,365,516	—	—	6,321,365,516
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
5

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,275,844,055)	$6,312,485,433
Affiliated issuers (cost $8,881,702)	8,880,083
Receivable for:
Investments sold	171,963,037
Capital shares sold	1,540,474
Dividends	696,818
Prepaid expenses	16,576
Deferred compensation of board members	537,614
Other assets	44,287
Total assets	6,496,164,322
Liabilities
Payable for:
Investments purchased	157,488,997
Capital shares redeemed	2,177,936
Management services fees	110,580
Distribution and/or service fees	25,543
Transfer agent fees	288,130
Compensation of chief compliance officer	524
Compensation of board members	3,582
Other expenses	70,884
Deferred compensation of board members	680,435
Total liabilities	160,846,611
Net assets applicable to outstanding capital stock	$6,335,317,711
Represented by
Paid in capital	2,022,720,823
Total distributable earnings (loss)	4,312,596,888
Total - representing net assets applicable to outstanding capital stock	$6,335,317,711
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Cornerstone Growth Fund  | 2026

Statement of Assets and Liabilities (continued)
January 31, 2026 (Unaudited)
Class A
Net assets	$3,446,052,764
Shares outstanding	46,179,937
Net asset value per share	$74.62
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$79.17
Class C
Net assets	$45,776,743
Shares outstanding	914,140
Net asset value per share	$50.08
Class E
Net assets	$15,015,171
Shares outstanding	206,102
Net asset value per share	$72.85
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$76.28
Institutional Class
Net assets	$1,637,674,622
Shares outstanding	20,219,972
Net asset value per share	$80.99
Institutional 2 Class
Net assets	$105,189,825
Shares outstanding	1,294,359
Net asset value per share	$81.27
Institutional 3 Class
Net assets	$854,003,060
Shares outstanding	10,429,005
Net asset value per share	$81.89
Class R
Net assets	$22,758,623
Shares outstanding	315,042
Net asset value per share	$72.24
Class S
Net assets	$208,846,903
Shares outstanding	2,578,571
Net asset value per share	$80.99
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
7

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$15,535,623
Dividends — affiliated issuers	583,329
Total income	16,118,952
Expenses:
Management services fees	20,397,115
Distribution and/or service fees
Class A	4,416,313
Class C	237,393
Class E	27,469
Class R	57,885
Transfer agent fees
Class A	1,214,883
Class C	16,331
Class E	19,245
Institutional Class	562,723
Institutional 2 Class	27,431
Institutional 3 Class	16,151
Class R	7,962
Class S	73,905
Custodian fees	14,229
Printing and postage fees	73,518
Registration fees	95,736
Accounting services fees	16,356
Legal fees	57,627
Compensation of chief compliance officer	523
Compensation of board members	39,423
Deferred compensation of board members	21,394
Other	48,703
Total expenses	27,442,315
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,909)
Expense reduction	(5,118)
Total net expenses	27,432,288
Net investment loss	(11,313,336)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	484,467,086
Investments — affiliated issuers	2,245,334
Net realized gain	486,712,420
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(114,065,590)
Investments — affiliated issuers	(1,009,512)
Net change in unrealized appreciation (depreciation)	(115,075,102)
Net realized and unrealized gain	371,637,318
Net increase in net assets resulting from operations	$360,323,982
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Cornerstone Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment loss	$(11,313,336)	$(20,784,424)
Net realized gain	486,712,420	466,040,560
Net change in unrealized appreciation (depreciation)	(115,075,102)	632,233,952
Net increase in net assets resulting from operations	360,323,982	1,077,490,088
Distributions to shareholders
Net investment income and net realized gains
Class A	(304,905,095)	(181,820,409)
Class C	(5,666,001)	(3,572,830)
Class E	(1,335,682)	(953,430)
Institutional Class	(135,547,687)	(73,911,998)
Institutional 2 Class	(8,818,853)	(3,857,828)
Institutional 3 Class	(71,570,015)	(44,295,650)
Class R	(2,005,827)	(1,119,295)
Class S	(17,720,973)	(10,632,086)
Total distributions to shareholders	(547,570,133)	(320,163,526)
Increase (decrease) in net assets from capital stock activity	271,894,053	(203,722,393)
Total increase in net assets	84,647,902	553,604,169
Net assets at beginning of period	6,250,669,809	5,697,065,640
Net assets at end of period	$6,335,317,711	$6,250,669,809
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	447,151	34,920,150	1,197,482	84,280,566
Distributions reinvested	3,766,650	288,939,705	2,341,590	172,036,637
Shares redeemed	(2,639,833)	(207,191,384)	(5,075,763)	(354,655,071)
Net increase (decrease)	1,573,968	116,668,471	(1,536,691)	(98,337,868)
Advisor Class
Shares sold	—	—	34,962	2,704,904
Shares redeemed	—	—	(421,200)	(34,329,427)
Net decrease	—	—	(386,238)	(31,624,523)
Class C
Shares sold	56,194	3,033,864	177,417	8,715,585
Distributions reinvested	107,795	5,555,758	66,892	3,448,935
Shares redeemed	(114,792)	(6,184,304)	(312,334)	(15,522,588)
Net increase (decrease)	49,197	2,405,318	(68,025)	(3,358,068)
Class E
Shares sold	—	—	16	4,146
Distributions reinvested	17,826	1,335,682	13,261	953,430
Shares redeemed	(18,741)	(1,429,195)	(57,244)	(3,988,660)
Net decrease	(915)	(93,513)	(43,967)	(3,031,084)
Institutional Class
Shares sold	1,589,685	135,033,021	3,048,960	231,524,425
Distributions reinvested	1,519,700	126,484,673	859,894	68,060,637
Shares redeemed	(1,396,961)	(119,300,959)	(6,106,574)	(455,553,078)
Net increase (decrease)	1,712,424	142,216,735	(2,197,720)	(155,968,016)
Institutional 2 Class
Shares sold	207,413	17,838,567	512,556	38,809,465
Distributions reinvested	105,469	8,807,753	48,477	3,848,627
Shares redeemed	(170,951)	(14,493,162)	(301,005)	(22,916,976)
Net increase	141,931	12,153,158	260,028	19,741,116
Institutional 3 Class
Shares sold	445,164	37,510,980	1,444,640	103,191,784
Distributions reinvested	640,633	53,902,847	417,587	33,381,881
Shares redeemed	(1,127,731)	(97,818,006)	(3,450,210)	(263,469,230)
Net decrease	(41,934)	(6,404,179)	(1,587,983)	(126,895,565)
Class R
Shares sold	21,685	1,644,953	80,407	5,418,576
Distributions reinvested	26,078	1,937,314	14,937	1,065,905
Shares redeemed	(33,850)	(2,575,725)	(57,548)	(3,828,711)
Net increase	13,913	1,006,542	37,796	2,655,770
Class S
Shares sold	2,508	211,733	2,695,713	205,156,521
Distributions reinvested	212,271	17,667,314	134,328	10,632,086
Shares redeemed	(165,555)	(13,937,526)	(300,694)	(22,692,762)
Net increase	49,224	3,941,521	2,529,347	193,095,845
Total net increase (decrease)	3,497,808	271,894,053	(2,993,453)	(203,722,393)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Cornerstone Growth Fund  | 2026

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Columbia Cornerstone Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$77.10	(0.18)	4.73	4.55	—	(7.03)	(7.03)
Year Ended 7/31/2025	$67.86	(0.33)	13.62	13.29	—	(4.05)	(4.05)
Year Ended 7/31/2024	$55.73	(0.18)	14.82	14.64	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$53.85	(0.33)	3.36	3.03	—	(6.80)	(6.80)
Year Ended 7/31/2025	$48.81	(0.60)	9.69	9.09	—	(4.05)	(4.05)
Year Ended 7/31/2024	$41.05	(0.46)	10.73	10.27	—	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Class E
Six Months Ended 1/31/2026 (Unaudited)	$75.33	(0.28)	4.62	4.34	—	(6.82)	(6.82)
Year Ended 7/31/2025	$66.54	(0.50)	13.34	12.84	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.85	(0.35)	14.55	14.20	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$83.20	(0.09)	5.10	5.01	—	(7.22)	(7.22)
Year Ended 7/31/2025	$72.77	(0.16)	14.64	14.48	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.45	(0.04)	15.87	15.83	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$83.46	(0.09)	5.13	5.04	—	(7.23)	(7.23)
Year Ended 7/31/2025	$72.97	(0.15)	14.69	14.54	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.60	(0.05)	15.93	15.88	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)	19.64	19.64	(0.21)	(6.58)	(6.79)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Cornerstone Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$74.62	5.66%	0.96%	0.96% (c)	(0.46% )	23%	$3,446,053
Year Ended 7/31/2025	$77.10	19.88%	0.97%	0.97% (c)	(0.47% )	48%	$3,439,215
Year Ended 7/31/2024	$67.86	27.17%	0.98%	0.98% (c)	(0.31% )	39%	$3,131,030
Year Ended 7/31/2023	$55.73	17.10%	1.00% (d)	1.00% (c),(d)	(0.10% )	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35% )	0.98% (d)	0.98% (d)	(0.23% )	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%	0.99% (d)	0.99% (c),(d)	(0.21% )	52%	$2,900,684
Class C
Six Months Ended 1/31/2026 (Unaudited)	$50.08	5.27%	1.71%	1.71% (c)	(1.21% )	23%	$45,777
Year Ended 7/31/2025	$53.85	18.99%	1.72%	1.72% (c)	(1.22% )	48%	$46,576
Year Ended 7/31/2024	$48.81	26.21%	1.73%	1.73% (c)	(1.05% )	39%	$45,536
Year Ended 7/31/2023	$41.05	16.19%	1.75% (d)	1.75% (c),(d)	(0.83% )	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96% )	1.73% (d)	1.73% (d)	(0.96% )	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%	1.74% (d)	1.74% (c),(d)	(0.93% )	52%	$81,519
Class E
Six Months Ended 1/31/2026 (Unaudited)	$72.85	5.51%	1.24%	1.24% (c)	(0.74% )	23%	$15,015
Year Ended 7/31/2025	$75.33	19.59%	1.24%	1.24% (c)	(0.73% )	48%	$15,595
Year Ended 7/31/2024	$66.54	26.80%	1.27%	1.27% (c)	(0.59% )	39%	$16,701
Year Ended 7/31/2023	$54.85	16.68%	1.37% (d)	1.36% (c),(d)	(0.45% )	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61% )	1.28% (d)	1.28% (d)	(0.53% )	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%	1.27% (d)	1.26% (c),(d)	(0.48% )	52%	$20,376
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$80.99	5.79%	0.71%	0.71% (c)	(0.21% )	23%	$1,637,675
Year Ended 7/31/2025	$83.20	20.18%	0.72%	0.72% (c)	(0.22% )	48%	$1,539,893
Year Ended 7/31/2024	$72.77	27.48%	0.73%	0.73% (c)	(0.06% )	39%	$1,506,699
Year Ended 7/31/2023	$59.45	17.40%	0.75% (d)	0.75% (c),(d)	0.15%	45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15% )	0.73% (d)	0.73% (d)	0.02%	46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%	0.74% (d)	0.74% (c),(d)	0.04%	52%	$1,360,640
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$81.27	5.81%	0.70%	0.70%	(0.20% )	23%	$105,190
Year Ended 7/31/2025	$83.46	20.21%	0.70%	0.70%	(0.20% )	48%	$96,187
Year Ended 7/31/2024	$72.97	27.50%	0.71%	0.71%	(0.07% )	39%	$65,121
Year Ended 7/31/2023	$59.60	17.44%	0.72% (d)	0.72% (d)	0.35%	45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13% )	0.71% (d)	0.71% (d)	0.04%	46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%	0.72% (d)	0.72% (d)	(0.00% )	52%	$108,093
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$84.06	(0.06)	5.16	5.10	—	(7.27)	(7.27)
Year Ended 7/31/2025	$73.44	(0.11)	14.78	14.67	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.93	0.01	16.01	16.02	—	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Class R
Six Months Ended 1/31/2026 (Unaudited)	$74.76	(0.27)	4.60	4.33	—	(6.85)	(6.85)
Year Ended 7/31/2025	$66.06	(0.49)	13.24	12.75	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.45	(0.34)	14.46	14.12	—	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$83.20	(0.09)	5.10	5.01	—	(7.22)	(7.22)
Year Ended 7/31/2025(e)	$75.13	(0.16)	12.28	12.12	—	(4.05)	(4.05)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Cornerstone Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$81.89	5.83%	0.65%	0.65%	(0.14% )	23%	$854,003
Year Ended 7/31/2025	$84.06	20.26%	0.65%	0.65%	(0.15% )	48%	$880,236
Year Ended 7/31/2024	$73.44	27.58%	0.66%	0.66%	0.02%	39%	$885,574
Year Ended 7/31/2023	$59.93	17.49%	0.67% (d)	0.67% (d)	0.24%	45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09% )	0.66% (d)	0.66% (d)	0.09%	46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%	0.66% (d)	0.66% (d)	0.09%	52%	$877,535
Class R
Six Months Ended 1/31/2026 (Unaudited)	$72.24	5.53%	1.21%	1.21% (c)	(0.71% )	23%	$22,759
Year Ended 7/31/2025	$74.76	19.59%	1.22%	1.22% (c)	(0.72% )	48%	$22,514
Year Ended 7/31/2024	$66.06	26.85%	1.23%	1.23% (c)	(0.58% )	39%	$17,397
Year Ended 7/31/2023	$54.45	16.80%	1.25% (d)	1.25% (c),(d)	(0.34% )	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56% )	1.23% (d)	1.23% (d)	(0.48% )	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%	1.24% (d)	1.24% (c),(d)	(0.44% )	52%	$10,247
Class S
Six Months Ended 1/31/2026 (Unaudited)	$80.99	5.79%	0.71%	0.71% (c)	(0.21% )	23%	$208,847
Year Ended 7/31/2025 (e)	$83.20	16.41%	0.73%	0.73%	(0.25% )	48%	$210,453
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
15

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Cornerstone Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Columbia Cornerstone Growth Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
18
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Class E	0.25
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.07
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $5,118.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Cornerstone Growth Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	319,838
Class C	—	1.00 (b)	2,214
Class E	4.50	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	1.06	1.06
Class C	1.81	1.81
Class E	1.34	1.33
Institutional Class	0.81	0.81
Institutional 2 Class	0.79	0.80
Institutional 3 Class	0.74	0.75
Class R	1.31	1.31
Class S	0.81	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
20
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,284,726,000	4,118,045,000	(81,405,000)	4,036,640,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2025 as arising on August 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
13,524,029	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,469,256,197 and $1,752,741,608, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Cornerstone Growth Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
22
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 43.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Cornerstone Growth Fund  | 2026
23

Columbia Cornerstone Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_T01_(03/26)

Columbia Oregon Intermediate Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	5,016,131
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,774,365
07/01/2036	5.000%	650,000	682,838
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,285,411
Series 2024-30
07/01/2042	5.250%	4,000,000	4,380,737
Total			15,139,482
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2035	4.625%	270,000	279,215
06/15/2045	5.500%	475,000	478,695
Total			757,910
Higher Education 1.1%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	550,533
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pacific University
Series 2022
05/01/2037	4.000%	635,000	608,623
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	514,390
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,748,360
Total			3,421,906
Hospital 12.0%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	267,778
09/01/2030	5.000%	830,000	838,053
09/01/2031	5.000%	500,000	504,507
09/01/2032	5.000%	270,000	272,317
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,308,365
08/15/2037	5.000%	2,900,000	3,092,960
08/15/2039	4.000%	1,100,000	1,092,843
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,566,599
Series 2019A
07/01/2032	5.000%	5,175,000	5,611,412
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,374,422
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,088,620
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,610,002
06/01/2034	5.000%	3,185,000	3,203,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,006,879
05/15/2030	5.000%	1,000,000	1,006,636
05/15/2031	5.000%	1,025,000	1,031,429
05/15/2041	4.000%	2,500,000	2,486,692
Series 2019
05/15/2037	5.000%	2,305,000	2,425,472
Total			35,788,866
Local General Obligation 30.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	522,670
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,634,061
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,000,636
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	1,000,000	1,000,071
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	545,033
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,746,450
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,979,283
06/01/2043	5.000%	1,580,000	1,733,530
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2027	5.000%	1,715,000	1,717,016
City of Redmond(c)
Limited General Obligation Bonds
Airport Expansion Projects
Series 2025
06/01/2043	5.250%	1,000,000	1,081,313
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,791,836
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,036,903
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	620,141
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	292,123
06/15/2029	5.000%	435,000	473,159
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	779,679
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,619,267
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	892,316
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,767,817
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	698,560
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	228,558
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	528,309
06/15/2035	5.000%	1,000,000	1,053,625
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	670,730
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,577,323
Series 2020
06/15/2029	5.000%	550,000	598,247
06/15/2038	4.000%	2,500,000	2,536,423
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	748,424
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,211,697
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,184,373
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2037	4.000%	2,000,000	2,054,531
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,609,575
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	3,017,301
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,391,176
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,678,572
Lincoln County School District(f)
Unlimited General Obligation Bonds
Series 2025
06/15/2036	0.000%	800,000	904,928
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,037,099
06/15/2035	5.000%	2,480,000	2,559,076
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,060,476
06/15/2033	5.000%	240,000	254,055
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,499,857
Mount Hood Community College District
Unlimited General Obligation Bonds
Series 2025
06/15/2034	5.000%	3,000,000	3,533,818
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,976,843
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,110,059
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,104,814
Oregon Coast Community College District
Unlimited General Obligation Bonds
Series 2024
06/15/2041	5.000%	400,000	446,467
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2028	4.000%	1,000,000	1,000,593
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,010,229
Series 2023
06/15/2038	5.000%	1,000,000	1,131,904
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,117,009
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,023,052
Series 2020B
06/15/2033	5.000%	1,450,000	1,602,285
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Bonds
Series 2025
06/15/2040	5.000%	2,210,000	2,516,422
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2025A
06/15/2038	0.000%	2,435,000	1,497,253
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,224,064
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,663,849
Total			90,294,880
Multi-Family 3.0%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2036	5.000%	1,000,000	979,012
State of Oregon Housing & Community Services Department(b)
Revenue Bonds
Gresham Civic Station Apartments Project
Series 2025
07/01/2044	3.125%	1,000,000	1,006,176
Verde Pines Project
Series 2025O
12/01/2059	3.100%	1,875,000	1,880,785
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,114,007
Total			8,979,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 3.7%
Central Lincoln People’s Utility District
Refunding Revenue Bonds
Series 2025
12/01/2043	5.000%	700,000	769,092
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	592,741
08/01/2041	5.000%	500,000	558,392
08/01/2042	5.000%	650,000	719,057
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	551,647
08/01/2030	5.000%	420,000	436,334
08/01/2031	5.000%	450,000	466,960
08/01/2032	5.000%	250,000	259,048
Emerald Peoples Utility District
Revenue Bonds
Series 2025
06/01/2042	5.000%	3,245,000	3,586,833
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,483,525
12/01/2036	5.000%	1,545,000	1,567,746
Total			10,991,375
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	437,901
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	623,720
Total			1,061,621
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	810,000	810,973
01/01/2029	5.000%	1,070,000	1,071,342
Total			1,882,315
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,258,170
12/01/2035	4.000%	1,290,000	1,292,088
Total			2,550,258
Refunded / Escrowed 3.6%
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	255,710
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,084,641
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,009,962
09/01/2032	4.000%	1,250,000	1,262,453
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,620,032
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	573,381
09/01/2035	5.000%	800,000	834,009
Total			10,640,188
Retirement Communities 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	222,054
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	328,269
12/01/2036	5.000%	900,000	905,396
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	774,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	563,049
05/15/2038	5.000%	500,000	509,570
Total			3,302,878
Single Family 3.0%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	1,029,566
07/01/2036	4.050%	1,240,000	1,279,510
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,484,507
Series 2020A
07/01/2028	1.700%	1,040,000	999,723
01/01/2029	1.750%	1,010,000	962,129
Series 2020C
07/01/2035	2.000%	2,000,000	1,710,461
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	979,489
01/01/2029	1.200%	250,000	234,385
01/01/2030	1.450%	375,000	352,168
Total			9,031,938
Special Non Property Tax 11.6%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	450,002
06/15/2031	5.000%	725,000	750,103
06/15/2032	5.000%	780,000	807,222
Oregon State Lottery
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,181,966
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,834,048
Series 2019A
04/01/2036	5.000%	1,000,000	1,069,467
Series 2022A
04/01/2035	5.000%	2,250,000	2,547,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A
04/01/2039	5.000%	2,000,000	2,234,163
04/01/2040	5.000%	1,145,000	1,271,029
Series 2024A
04/01/2041	5.000%	2,000,000	2,239,534
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	2,000,000	2,043,406
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,151,961
11/15/2038	5.000%	1,020,000	1,088,871
Revenue Bonds
Highway User Tax
Subordinated Series 2026A
11/15/2043	5.000%	1,000,000	1,106,087
Series 2022A
11/15/2040	5.000%	2,000,000	2,207,558
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,272,085
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,222,559
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,602,946
09/01/2038	5.000%	1,000,000	1,065,563
09/01/2039	4.000%	1,460,000	1,491,450
Total			34,637,637
State General Obligation 6.2%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,309,056
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	518,991
12/01/2031	2.000%	450,000	415,427
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,258,511
Series 2023
05/01/2040	5.000%	2,000,000	2,235,699
Series 2019
06/01/2038	5.000%	3,000,000	3,188,291
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019G
08/01/2033	5.000%	1,320,000	1,431,282
Series 2023G
08/01/2041	5.000%	2,320,000	2,580,780
Series 2025K
11/01/2037	5.000%	950,000	1,114,134
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	759,489
Series 2016A
08/01/2031	3.500%	500,000	500,015
08/01/2032	3.500%	500,000	499,357
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	592,329
08/01/2034	5.000%	850,000	1,009,661
Total			18,413,022
Transportation 3.7%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,139,166
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,254,765
10/01/2027	5.000%	1,485,000	1,546,185
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,106,946
Total			11,047,062
Water & Sewer 12.2%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,184,451
Series 2024
04/01/2040	5.000%	2,070,000	2,339,643
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,490,068
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	503,380
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	212,101
08/01/2041	5.000%	525,000	583,644
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,219,028
12/01/2042	5.000%	5,000,000	5,494,900
12/01/2043	5.000%	1,085,000	1,179,133
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,289,023
10/01/2041	5.000%	1,250,000	1,414,042
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,385,327
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,715,400
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	274,896
City of Tigard Water
Refunding Revenue Bonds
Series 2025 (BAM)
08/01/2043	5.000%	1,000,000	1,100,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,267,640
07/15/2032	5.000%	1,650,000	1,896,171
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,843,370
Series 2024
06/01/2042	5.000%	1,000,000	1,103,558
Total			36,495,932
Total Municipal Bonds (Cost $294,961,268)			294,437,250

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(h)	733,721	733,795
Total Money Market Funds (Cost $733,721)		733,795
Total Investments in Securities (Cost: $296,094,989)		295,571,045
Other Assets & Liabilities, Net		2,648,318
Net Assets		298,219,363
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $2,360,642, which represents 0.79% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $5,708,361, which represents 1.91% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	400,000	—	400,000
Municipal Bonds	—	294,437,250	—	294,437,250
Money Market Funds	733,795	—	—	733,795
Total Investments in Securities	733,795	294,837,250	—	295,571,045
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $296,094,989)	$295,571,045
Cash	1,433
Receivable for:
Capital shares sold	888,657
Dividends	1,142
Interest	2,697,374
Expense reimbursement due from Investment Manager	10
Prepaid expenses	2,233
Deferred compensation of board members	154,536
Total assets	299,316,430
Liabilities
Payable for:
Capital shares redeemed	215,076
Distributions to shareholders	648,885
Management services fees	3,825
Distribution and/or service fees	156
Transfer agent fees	13,894
Compensation of chief compliance officer	24
Compensation of board members	720
Other expenses	27,761
Deferred compensation of board members	186,726
Total liabilities	1,097,067
Net assets applicable to outstanding capital stock	$298,219,363
Represented by
Paid in capital	301,609,491
Total distributable earnings (loss)	(3,390,128)
Total - representing net assets applicable to outstanding capital stock	$298,219,363
Class A
Net assets	$22,645,766
Shares outstanding	1,918,737
Net asset value per share	$11.80
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.16
Institutional Class
Net assets	$146,676,512
Shares outstanding	12,427,364
Net asset value per share	$11.80
Institutional 2 Class
Net assets	$47,630,426
Shares outstanding	4,042,436
Net asset value per share	$11.78
Institutional 3 Class
Net assets	$61,929,684
Shares outstanding	5,239,270
Net asset value per share	$11.82
Class S
Net assets	$19,336,975
Shares outstanding	1,638,371
Net asset value per share	$11.80
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
11

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$15,929
Interest	4,489,002
Total income	4,504,931
Expenses:
Management services fees	690,907
Distribution and/or service fees
Class A	29,623
Transfer agent fees
Class A	8,907
Institutional Class	54,749
Institutional 2 Class	12,236
Institutional 3 Class	1,075
Class S	7,688
Custodian fees	1,240
Printing and postage fees	9,073
Registration fees	9,464
Accounting services fees	16,256
Legal fees	10,511
Compensation of chief compliance officer	24
Compensation of board members	7,123
Deferred compensation of board members	4,493
Other	6,892
Total expenses	870,261
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,559)
Expense reduction	(180)
Total net expenses	825,522
Net investment income	3,679,409
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,754
Net realized gain	11,754
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,566,646
Net change in unrealized appreciation (depreciation)	9,566,646
Net realized and unrealized gain	9,578,400
Net increase in net assets resulting from operations	$13,257,809
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$3,679,409	$7,340,395
Net realized gain (loss)	11,754	(676,057)
Net change in unrealized appreciation (depreciation)	9,566,646	(3,575,221)
Net increase in net assets resulting from operations	13,257,809	3,089,117
Distributions to shareholders
Net investment income and net realized gains
Class A	(268,689)	(569,795)
Advisor Class	—	(19,518)
Institutional Class	(1,836,485)	(3,964,070)
Institutional 2 Class	(589,851)	(1,158,714)
Institutional 3 Class	(757,361)	(1,166,267)
Class S	(257,553)	(463,642)
Total distributions to shareholders	(3,709,939)	(7,342,006)
Increase (decrease) in net assets from capital stock activity	3,625,104	(15,034,808)
Total increase (decrease) in net assets	13,172,974	(19,287,697)
Net assets at beginning of period	285,046,389	304,334,086
Net assets at end of period	$298,219,363	$285,046,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	166,169	1,942,537	382,414	4,406,077
Distributions reinvested	21,737	253,774	47,060	542,367
Shares redeemed	(372,492)	(4,358,868)	(575,752)	(6,631,651)
Net decrease	(184,586)	(2,162,557)	(146,278)	(1,683,207)
Advisor Class
Shares sold	—	—	23,448	272,688
Distributions reinvested	—	—	1,343	15,609
Shares redeemed	—	—	(237,325)	(2,749,069)
Net decrease	—	—	(212,534)	(2,460,772)
Institutional Class
Shares sold	712,252	8,301,878	1,807,214	20,882,476
Distributions reinvested	132,750	1,549,809	275,687	3,178,089
Shares redeemed	(930,275)	(10,857,606)	(7,422,399)	(85,891,822)
Net decrease	(85,273)	(1,005,919)	(5,339,498)	(61,831,257)
Institutional 2 Class
Shares sold	637,555	7,427,487	1,181,698	13,600,141
Distributions reinvested	50,314	586,601	100,269	1,153,731
Shares redeemed	(426,947)	(4,987,053)	(1,884,478)	(21,664,459)
Net increase (decrease)	260,922	3,027,035	(602,511)	(6,910,587)
Institutional 3 Class
Shares sold	1,003,949	11,726,830	4,267,675	49,271,702
Distributions reinvested	10,225	119,588	17,584	202,939
Shares redeemed	(491,488)	(5,737,190)	(1,147,064)	(13,161,459)
Net increase	522,686	6,109,228	3,138,195	36,313,182
Class S
Shares sold	—	—	2,225,589	25,997,762
Distributions reinvested	22,066	257,553	40,317	463,602
Shares redeemed	(222,477)	(2,600,236)	(427,124)	(4,923,531)
Net increase (decrease)	(200,411)	(2,342,683)	1,838,782	21,537,833
Total net increase (decrease)	313,338	3,625,104	(1,323,844)	(15,034,808)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

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Columbia Oregon Intermediate Municipal Bond Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.42	0.13	0.38	0.51	(0.13)	—	(0.13)
Year Ended 7/31/2025	$11.58	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended 7/31/2024	$11.53	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended 7/31/2023	$11.75	0.23	(0.22)	0.01	(0.23)	—	(0.23)
Year Ended 7/31/2022	$12.70	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)
Year Ended 7/31/2021	$12.79	0.23	(0.06)	0.17	(0.23)	(0.03)	(0.26)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$11.42	0.15	0.38	0.53	(0.15)	—	(0.15)
Year Ended 7/31/2025	$11.58	0.28	(0.16)	0.12	(0.28)	—	(0.28)
Year Ended 7/31/2024	$11.53	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 7/31/2023	$11.75	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.70	0.24	(0.95)	(0.71)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.40	0.15	0.38	0.53	(0.15)	—	(0.15)
Year Ended 7/31/2025	$11.56	0.29	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended 7/31/2024	$11.51	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 7/31/2023	$11.73	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.68	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.77	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.44	0.15	0.38	0.53	(0.15)	—	(0.15)
Year Ended 7/31/2025	$11.60	0.29	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended 7/31/2024	$11.54	0.28	0.06	0.34	(0.28)	—	(0.28)
Year Ended 7/31/2023	$11.77	0.27	(0.24)	0.03	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.72	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.81	0.27	(0.05)	0.22	(0.28)	(0.03)	(0.31)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$11.42	0.15	0.38	0.53	(0.15)	—	(0.15)
Year Ended 7/31/2025(e)	$11.71	0.24	(0.29)	(0.05)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.80	4.51%	0.84%	0.81% (c)	2.25%	3%	$22,646
Year Ended 7/31/2025	$11.42	0.82%	0.84% (d)	0.80% (c),(d)	2.20%	12%	$24,027
Year Ended 7/31/2024	$11.58	2.59%	0.85% (d)	0.81% (c),(d)	2.12%	13%	$26,060
Year Ended 7/31/2023	$11.53	0.08%	0.84% (d)	0.80% (c),(d)	1.96%	10%	$27,181
Year Ended 7/31/2022	$11.75	(5.83% )	0.84%	0.81% (c)	1.76%	11%	$36,636
Year Ended 7/31/2021	$12.70	1.38%	0.84%	0.81% (c)	1.81%	5%	$44,606
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$11.80	4.64%	0.59%	0.56% (c)	2.50%	3%	$146,677
Year Ended 7/31/2025	$11.42	1.07%	0.59% (d)	0.55% (c),(d)	2.44%	12%	$142,934
Year Ended 7/31/2024	$11.58	2.84%	0.60% (d)	0.56% (c),(d)	2.37%	13%	$206,805
Year Ended 7/31/2023	$11.53	0.33%	0.59% (d)	0.55% (c),(d)	2.21%	10%	$198,557
Year Ended 7/31/2022	$11.75	(5.60% )	0.59%	0.56% (c)	2.01%	11%	$241,308
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56% (c)	2.06%	5%	$266,298
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.78	4.66%	0.57%	0.53%	2.53%	3%	$47,630
Year Ended 7/31/2025	$11.40	1.10%	0.57% (d)	0.53% (d)	2.48%	12%	$43,123
Year Ended 7/31/2024	$11.56	2.87%	0.56% (d)	0.53% (d)	2.40%	13%	$50,698
Year Ended 7/31/2023	$11.51	0.35%	0.56% (d)	0.53% (d)	2.25%	10%	$47,323
Year Ended 7/31/2022	$11.73	(5.58% )	0.55%	0.52%	2.05%	11%	$39,878
Year Ended 7/31/2021	$12.68	1.67%	0.56%	0.53%	2.10%	5%	$33,366
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.82	4.67%	0.52%	0.49%	2.58%	3%	$61,930
Year Ended 7/31/2025	$11.44	1.15%	0.52% (d)	0.48% (d)	2.57%	12%	$53,958
Year Ended 7/31/2024	$11.60	3.01%	0.51% (d)	0.48% (d)	2.44%	13%	$18,309
Year Ended 7/31/2023	$11.54	0.33%	0.51% (d)	0.48% (d)	2.30%	10%	$23,555
Year Ended 7/31/2022	$11.77	(5.51% )	0.50%	0.48%	2.09%	11%	$10,718
Year Ended 7/31/2021	$12.72	1.72%	0.51%	0.48%	2.14%	5%	$10,242
Class S
Six Months Ended 1/31/2026 (Unaudited)	$11.80	4.64%	0.59%	0.56% (c)	2.50%	3%	$19,337
Year Ended 7/31/2025 (e)	$11.42	(0.46% )	0.60% (d)	0.55% (d)	2.51%	12%	$21,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
17

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $180.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.10% of the average daily net assets attributable to Class A shares of the Fund.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	4,441

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.84	0.81
Institutional Class	0.59	0.56
Institutional 2 Class	0.56	0.52
Institutional 3 Class	0.51	0.48
Class S	0.59	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
296,095,000	2,917,000	(3,441,000)	(524,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(203,478)	(2,994,045)	(3,197,523)
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Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,494,091 and $8,131,851, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
23

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

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Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_T01_(03/26)

Columbia Total Return Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Municipal Income Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.250%	9,780,000	9,780,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.250%	9,500,000	9,500,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.250%	4,710,000	4,710,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.250%	3,000,000	3,000,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.250%	4,000,000	4,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.250%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.250%	9,800,000	9,800,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	2,175,000	2,175,000
Total			45,965,000
Total Floating Rate Notes (Cost $45,965,000)			45,965,000

Municipal Bonds 92.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.7%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,554,798
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,393,785
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	4,170,000	4,481,808
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,279,620
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,680,679
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	7,012,188
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	10,000,000	10,800,011
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	7,500,000	7,791,832
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,510,777
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,572,650
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,054,269
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,428,533
Total			63,560,950
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,257,048
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	990,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	838,873
02/15/2048	5.000%	775,000	742,906
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,297,487
07/01/2044	4.250%	1,700,000	1,520,233
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,875,620
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,000,000	867,722
Total			16,390,091
California 3.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,157,745
07/01/2054	4.500%	2,700,000	2,581,030
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	7,000,000	7,361,766
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,638,163
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,758,075
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	583,629
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,088,422
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,935,087
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,500,000	1,528,336
05/15/2055	5.500%	2,225,000	2,356,647
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,324,906
07/01/2058	5.250%	10,000,000	10,311,764
Series 2025
07/01/2042	5.250%	1,185,000	1,321,771
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	3,015,000	3,195,106
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,624,349
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,016
Total			58,809,412
Colorado 2.3%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2043	4.000%	11,000,000	10,480,039
Revenue Bonds
Series 2022A
11/15/2053	5.500%	2,400,000	2,506,748
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,624,583
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,824,772
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	2,500,000	2,435,758
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,709,437
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	5,837,263
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,091,928
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	809,978
Total			38,320,506
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,205,567
State of Connecticut
Unlimited General Obligation Bonds
Series 2025A
03/15/2045	5.000%	1,000,000	1,077,312
Total			2,282,879
Delaware 0.2%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,115,000	1,125,808
07/01/2049	4.650%	980,000	980,934
07/01/2054	4.750%	785,000	781,587
Total			2,888,329
District of Columbia 1.2%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,117,447
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2048	5.250%	5,000,000	5,289,842
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,100,683
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,538,214
Series 2025A
10/01/2050	5.000%	850,000	869,017
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,450,000	4,772,014
Total			19,687,217
Florida 2.0%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	3,948,843
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	451,200
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,065,087
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,424,245
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,072,458
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,346,645
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,319,867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,584,711
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,470,000	1,528,630
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,745,328
Village Community Development District No. 16
Special Assessment Bonds
Series 2025
05/01/2045	4.875%	1,500,000	1,503,954
05/01/2056	5.125%	1,750,000	1,737,545
Total			34,848,513
Georgia 3.2%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	4,985,000	5,170,594
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,241,986
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,427,769
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,783,385
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,219,853
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,453,160
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,358,670
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,899,096
Total			54,554,513
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,665,653
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	8,972,219
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	2,500,000	2,176,904
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,655,000	2,631,938
Total			17,446,714
Illinois 6.5%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,767,176
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2044	6.000%	1,000,000	1,050,243
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	7,740,000	7,632,737
Revenue Bonds
Senior Lien
Series 2022
01/01/2055	5.000%	6,250,000	6,188,267
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,397,159
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,453,090
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	457,485
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,745,498
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,689,971
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,290,018
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	735,000	749,375
Rebuild Illinois Program
Series 2019 (BAM)
11/01/2042	4.000%	9,925,000	9,638,226
Series 2016
11/01/2030	5.000%	5,975,000	6,072,957
Series 2020
05/01/2039	5.500%	2,705,000	2,907,755
Series 2022A
03/01/2047	5.500%	19,000,000	19,943,371
Series 2023B
05/01/2047	5.500%	1,750,000	1,838,085
05/01/2048	4.500%	600,000	570,684
Series 2024C
10/01/2048	4.000%	5,000,000	4,382,544
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,312,980
Total			111,087,621
Indiana 0.3%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	85,780
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	4,978,259
Total			5,064,039
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.2%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,806,493
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,851,345
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,745,292
Total			20,403,130
Kentucky 0.7%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,601,398
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,186,385
Total			11,787,783
Louisiana 0.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,119
05/15/2041	4.000%	25,000	25,119
05/15/2047	5.000%	15,000	15,114
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,079,686
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,648,931
Total			11,793,969
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,898,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,738,985
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	814,087
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,082,270
Total			12,533,653
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 Escrowed to Maturity (NPFGC)
01/01/2030	5.500%	2,500,000	2,793,918
Unlimited General Obligation Bonds
Series 2024E
08/01/2054	5.000%	2,535,000	2,619,328
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	740,081
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,133,444
Massachusetts Development Finance Agency(e)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,475	38
Massachusetts Development Finance Agency
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	800,125
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,371,676
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,066,211
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	795,604
12/01/2054	4.800%	1,800,000	1,762,803
12/01/2059	4.900%	1,600,000	1,569,620
Special Obligations
Series 2017D
12/01/2047	3.850%	5,000,000	4,459,503
Total			20,112,351
Michigan 2.8%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,386,295
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,898,163
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,515,203
Series 2024A
12/01/2044	4.500%	1,500,000	1,509,274
12/01/2049	4.650%	1,350,000	1,351,940
12/01/2053	4.700%	1,900,000	1,876,057
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,013,215
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
06/30/2048	5.000%	3,000,000	2,918,798
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,622,686
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,786,597
Total			47,878,228
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.6%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,223,231
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	985,569
St. Cloud Housing & Redevelopment Authority(f)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	7,095,000	5,578,732
Total			10,787,532
Missouri 1.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,797,651
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,216,308
05/15/2042	5.250%	2,290,000	2,264,028
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	940,000	935,182
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,051,021
Series 2025
11/01/2055	5.000%	1,000,000	1,003,446
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,999,814
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,310,000	2,311,330
Total			17,578,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 2.0%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,678,829
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,445,336
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2045	5.000%	4,080,000	4,081,233
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	18,196,937
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	226,681
Total			34,629,016
Nevada 0.4%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,025,267
12/15/2045	5.125%	1,260,000	1,215,720
Series 2018A
12/15/2038	5.000%	835,000	835,094
12/15/2048	5.000%	3,500,000	3,255,377
Total			6,331,458
New Hampshire 0.4%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,958,225
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	1,500,000	1,502,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	316,530	324,851
New Hampshire Business Finance Authority(c),(g)
Revenue Bonds
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,812,167
Total			6,597,800
New Jersey 5.1%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,204,488
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,297,834
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,253,390
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,759,317
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,718,700
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,564,014
01/01/2045	6.625%	1,500,000	1,556,732
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	7,500,000	8,164,265
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,360,893
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,250,000	2,545,602
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,373,544
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,376,702
Revenue Bonds
Transportation Program
Series 2025AA
06/15/2050	5.000%	2,500,000	2,587,042
06/15/2050	5.250%	2,750,000	2,922,564
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,316,978
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,219,150
Series 2024C
01/01/2045	5.000%	3,250,000	3,480,999
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,022,983
01/01/2052	5.250%	6,250,000	6,560,953
Series 2024B
01/01/2054	5.250%	5,000,000	5,271,347
Series 2025A
01/01/2045	5.000%	2,500,000	2,705,620
Total			86,263,132
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,492,265
07/01/2039	3.350%	1,285,000	1,220,002
07/01/2044	3.600%	2,675,000	2,425,908
Total			5,138,175
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 9.9%
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,816,614
07/01/2055	5.500%	1,250,000	1,287,411
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,317,846
Series 2024C
03/01/2053	5.250%	5,250,000	5,469,325
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,608,727
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,623,437
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,788,505
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,975,604
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,410,525
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	9,270,000	9,576,338
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,369,955
Subordinated Series 2021
06/15/2051	4.000%	11,560,000	10,500,097
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	532,944
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	5,041,197
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022A-1
08/01/2048	4.000%	2,400,000	2,216,961
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,166,683
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,543,838
11/01/2052	4.500%	3,500,000	3,424,383
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	4,655,000	4,256,128
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,621,216
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,249,960
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,145,226
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,555,121
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	5,000,000	4,620,235
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,344,185
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,493,796
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,316,025
Series 2024
06/30/2060	5.500%	12,475,000	12,629,018
Series 2025
06/30/2050	6.000%	1,500,000	1,598,952
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,981,278
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,379,274
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	4,119,226
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,265,174
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,042,164
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,881,212
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,191,662
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,177,720
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,480,765
09/15/2047	5.250%	3,025,000	2,835,977
09/15/2053	5.250%	2,990,000	2,733,487
Total			168,588,191
North Carolina 1.4%
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	9,712,931
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,425,000	3,396,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,680,098
07/01/2044	5.000%	1,160,000	1,149,097
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,459,936
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	837,561
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	367,229
07/01/2034	0.000%	1,135,000	764,141
Series 2020
01/01/2047	0.000%	7,375,000	2,671,091
Triangle Expressway System
Series 2019
01/01/2046	0.000%	3,690,000	1,416,062
Total			23,454,989
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,150,049
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	692,176
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,849,562
Series 2024C
07/01/2049	4.750%	5,750,000	5,773,872
07/01/2051	4.800%	2,510,000	2,494,254
Total			11,959,913
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	14,290,000	11,752,466
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	15,000,000	15,799,880
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	279,258
12/01/2049	5.125%	1,895,000	1,442,161
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,795,000	4,739,747
09/01/2054	4.650%	4,805,000	4,723,054
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	1,535,000	1,536,773
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,635,175
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,624,948
Total			52,533,462
Oklahoma 0.4%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,700,911
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,601,015
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,723,288
Total			7,025,214
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 1.7%
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	6,790,000	7,153,707
07/01/2053	5.500%	6,860,000	7,189,030
Sustainable Bonds
Series 2024
07/01/2049	5.250%	11,850,000	12,327,871
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,765,926
Total			29,436,534
Pennsylvania 6.8%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	655,000	702,419
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,184,552
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,981,144
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	12,000,000	10,194,724
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	24,000,000	23,211,372
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	731,250
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,852,271
06/30/2042	5.000%	8,000,000	8,008,376
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,129,497
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,172,507
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,012,923
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,089,162
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2036	3.500%	6,000,000	5,976,123
Series 2016-121
10/01/2036	3.100%	10,490,000	10,045,312
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	1,730,000	1,610,308
10/01/2045	3.350%	6,000,000	5,023,552
Series 2024-145A
10/01/2051	4.800%	10,000,000	9,938,443
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,931,146
Series 2025-149A
10/01/2055	6.500%	2,000,000	2,313,163
Total			115,108,244
Puerto Rico 3.1%
Commonwealth of Puerto Rico(h),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,933,278	1,950,630
Subordinated Series 2022
11/01/2043	0.000%	2,282,273	1,494,889
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	8,138,889
Series 2022A
07/01/2047	4.000%	500,000	442,757
Puerto Rico Electric Power Authority(e),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	4,663,750
Series 2012A
07/01/2042	0.000%	1,360,000	906,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	469,741
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,511,813
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,096,063
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,200,000	15,314,482
07/01/2051	0.000%	18,000,000	4,559,573
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,500,000	7,340,653
Series 2019A-1
07/01/2053	4.750%	4,000,000	3,858,114
Total			52,747,454
South Carolina 2.0%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,159,805
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	4,000,000	3,996,638
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,328,386
11/01/2054	5.500%	2,500,000	2,630,787
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	379,448
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A (BAM)
12/01/2052	4.000%	18,000,000	16,430,528
Series 2025A
12/01/2055	5.000%	1,625,000	1,650,690
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	845,000	786,185
07/01/2040	3.000%	850,000	765,343
Total			34,127,810
South Dakota 0.3%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,507,649
05/01/2049	4.625%	3,410,000	3,394,892
Total			5,902,541
Tennessee 2.3%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	7,200,000	7,180,545
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,503,809
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	6,750,000	4,571,302
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,161,579
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	678,441
07/01/2042	3.600%	460,000	433,626
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,383,777
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,031,096
07/01/2049	4.700%	1,650,000	1,655,343
07/01/2054	4.800%	685,000	685,456
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,044,884
07/01/2054	4.650%	1,000,000	988,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,378,545
Total			39,696,907
Texas 12.8%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	6,242,415
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,612,185
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,988,085
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,132,995
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	11,890,000	12,210,153
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	1,700,000	1,834,731
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,124,690
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,486,792
08/15/2054	4.000%	1,250,000	1,116,260
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,230,099
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,575,723
Series 2024
02/01/2054	4.250%	5,000,000	4,742,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	3,265,000	3,076,842
Series 2024B
02/15/2049	4.000%	5,000,000	4,672,233
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,000,000	4,559,298
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,150,710
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,554,663
Series 2025A
08/15/2055	5.250%	5,000,000	5,280,092
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,757,284
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,206,754
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	9,250,000	8,494,035
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,529,197
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	4,000,000	3,708,485
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,576,739
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,020,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	5,365,000	4,861,955
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,608,025
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,525,640
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	1,000,714
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,067,927
New Hope Cultural Education Facilities Finance Corp.(e),(j)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	9,000,000	9,000,000
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	1,597,312
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	780,000
07/01/2051	0.000%	6,745,000	5,058,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	2,534,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,331,701
08/15/2054	4.125%	3,500,000	3,245,968
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	390,397
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,373,523
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024
02/15/2054	4.250%	4,000,000	3,769,594
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.250%	5,500,000	5,813,743
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,728,572
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,765,000
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,419,906
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	399,528
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,806,771
Segment 3C Project
Series 2019
06/30/2058	5.000%	16,445,000	16,045,763
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,567,910
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,752,629
02/15/2035	3.000%	1,750,000	1,742,932
02/15/2036	3.000%	1,435,000	1,413,547
Total			217,486,448
Utah 0.5%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,301,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,842,650
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,240,000	2,038,565
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	763,339
Total			7,946,444
Virginia 1.1%
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	13,050,000	12,430,702
12/31/2056	5.000%	7,500,000	7,078,353
Total			19,509,055
Washington 1.0%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,899,776
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2049	5.250%	7,500,000	7,786,565
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	498,087
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,530,961
07/01/2059	6.250%	1,430,000	1,522,283
07/01/2063	6.375%	550,000	587,883
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,513,803
Total			17,339,358
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.4%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	800,000	818,115
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	818,533
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	4,500,000	4,518,239
Total			6,154,887
Wisconsin 2.9%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,080,348
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,164,394
Series 2023A
07/01/2062	5.750%	9,450,210	9,863,565
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	4,000,000	3,879,547
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	825,866
05/15/2047	5.250%	1,105,000	1,101,844
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,006,028
Wisconsin Center District(g)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	11,125,000	1,945,146
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/2026 Revenue Bonds
Series 2016
11/15/2046	4.000%	15,000	15,074
Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,820,000	1,659,103
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,966,401
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,859,117
07/01/2053	4.125%	5,000,000	3,914,509
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,393,457
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,770,000	1,984,357
Total			49,658,756
Wyoming 0.4%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	7,371,318
Total Municipal Bonds (Cost $1,615,974,355)			1,582,823,316

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.470%	2,100,000	2,184,778
Total Municipal Short Term (Cost $2,100,000)			2,184,778
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(k),(l),(m)	5,520	55
Total Warrants (Cost $1)		55

Money Market Funds 3.5%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(n)	59,428,411	59,434,354
Total Money Market Funds (Cost $59,428,411)		59,434,354
Total Investments in Securities (Cost $1,723,467,767)		1,690,407,503
Other Assets & Liabilities, Net		14,463,216
Net Assets		$1,704,870,719
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $72,759,213, which represents 4.27% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security in default.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(g)	Zero coupon bond.
(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $52,747,454, which represents 3.09% of total net assets.

(j)	Partial payment received at last interest date.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $55, which represents less than 0.01% of total net assets.

(l)	Non-income producing investment.
(m)	Valuation based on significant unobservable inputs.
(n)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	45,965,000	—	45,965,000
Municipal Bonds	—	1,582,823,316	—	1,582,823,316
Municipal Short Term	—	2,184,778	—	2,184,778
Warrants
Financials	—	—	55	55
Total Warrants	—	—	55	55
Money Market Funds	59,434,354	—	—	59,434,354
Total Investments in Securities	59,434,354	1,630,973,094	55	1,690,407,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,723,467,767)	$1,690,407,503
Cash	6,162
Receivable for:
Capital shares sold	6,031,150
Dividends	32,373
Interest	16,855,106
Expense reimbursement due from Investment Manager	448
Prepaid expenses	8,340
Deferred compensation of board members	662,745
Other assets	9,459
Total assets	1,714,013,286
Liabilities
Payable for:
Capital shares redeemed	2,739,429
Distributions to shareholders	5,487,723
Management services fees	21,635
Distribution and/or service fees	7,304
Transfer agent fees	89,550
Compensation of chief compliance officer	144
Compensation of board members	1,675
Other expenses	16,187
Deferred compensation of board members	778,920
Total liabilities	9,142,567
Net assets applicable to outstanding capital stock	$1,704,870,719
Represented by
Paid in capital	1,958,155,806
Total distributable earnings (loss)	(253,285,087)
Total - representing net assets applicable to outstanding capital stock	$1,704,870,719
Class A
Net assets	$1,283,678,834
Shares outstanding	109,251,883
Net asset value per share	$11.75
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.11
Class C
Net assets	$12,823,875
Shares outstanding	1,091,645
Net asset value per share	$11.75
Institutional Class
Net assets	$257,249,144
Shares outstanding	21,887,225
Net asset value per share	$11.75
Institutional 2 Class
Net assets	$43,740,708
Shares outstanding	3,721,162
Net asset value per share	$11.75
Institutional 3 Class
Net assets	$87,357,957
Shares outstanding	7,411,351
Net asset value per share	$11.79
Class S
Net assets	$20,020,201
Shares outstanding	1,703,408
Net asset value per share	$11.75
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$240,300
Interest	38,796,036
Total income	39,036,336
Expenses:
Management services fees	4,042,803
Distribution and/or service fees
Class A	1,321,219
Class C	55,215
Transfer agent fees
Class A	442,696
Class C	4,625
Institutional Class	87,463
Institutional 2 Class	11,150
Institutional 3 Class	1,624
Class S	7,045
Custodian fees	9,311
Printing and postage fees	33,880
Registration fees	74,868
Accounting services fees	16,256
Legal fees	40,244
Compensation of chief compliance officer	144
Compensation of board members	14,799
Deferred compensation of board members	11,926
Other	20,902
Total expenses	6,196,170
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(80,920)
Expense reduction	(2,000)
Total net expenses	6,113,250
Net investment income	32,923,086
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,343,090)
Net realized loss	(24,343,090)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	107,309,292
Net change in unrealized appreciation (depreciation)	107,309,292
Net realized and unrealized gain	82,966,202
Net increase in net assets resulting from operations	$115,889,288
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$32,923,086	$72,267,912
Net realized loss	(24,343,090)	(52,514,442)
Net change in unrealized appreciation (depreciation)	107,309,292	(65,442,972)
Net increase (decrease) in net assets resulting from operations	115,889,288	(45,689,502)
Distributions to shareholders
Net investment income and net realized gains
Class A	(24,493,074)	(53,921,548)
Advisor Class	—	(184,084)
Class C	(214,001)	(512,759)
Institutional Class	(5,100,044)	(11,297,938)
Institutional 2 Class	(817,033)	(1,421,401)
Institutional 3 Class	(1,691,248)	(3,618,467)
Class S	(410,738)	(769,440)
Total distributions to shareholders	(32,726,138)	(71,725,637)
Decrease in net assets from capital stock activity	(130,014,582)	(169,711,298)
Total decrease in net assets	(46,851,432)	(287,126,437)
Net assets at beginning of period	1,751,722,151	2,038,848,588
Net assets at end of period	$1,704,870,719	$1,751,722,151
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,472,605	28,781,619	4,321,272	50,737,359
Distributions reinvested	1,976,319	23,039,519	4,323,226	50,733,888
Shares redeemed	(12,653,861)	(147,292,259)	(23,195,272)	(272,051,504)
Net decrease	(8,204,937)	(95,471,121)	(14,550,774)	(170,580,257)
Advisor Class
Shares sold	—	—	67,018	802,066
Distributions reinvested	—	—	12,369	148,529
Shares redeemed	—	—	(1,411,950)	(16,937,157)
Net decrease	—	—	(1,332,563)	(15,986,562)
Class C
Shares sold	72,807	844,411	258,365	3,019,720
Distributions reinvested	17,947	209,182	42,332	496,611
Shares redeemed	(267,084)	(3,108,824)	(582,971)	(6,809,463)
Net decrease	(176,330)	(2,055,231)	(282,274)	(3,293,132)
Institutional Class
Shares sold	2,774,006	32,292,425	9,232,012	108,846,688
Distributions reinvested	366,147	4,269,971	798,540	9,365,340
Shares redeemed	(6,091,503)	(70,072,725)	(10,367,179)	(122,240,214)
Net decrease	(2,951,350)	(33,510,329)	(336,627)	(4,028,186)
Institutional 2 Class
Shares sold	1,067,730	12,414,268	1,896,865	22,324,094
Distributions reinvested	69,981	816,474	121,225	1,420,283
Shares redeemed	(821,273)	(9,573,729)	(1,412,511)	(16,582,891)
Net increase	316,438	3,657,013	605,579	7,161,486
Institutional 3 Class
Shares sold	1,262,445	14,712,470	1,781,921	21,120,708
Distributions reinvested	32,435	379,362	72,261	850,527
Shares redeemed	(1,307,396)	(15,196,488)	(2,409,198)	(28,347,157)
Net decrease	(12,516)	(104,656)	(555,016)	(6,375,922)
Class S
Shares sold	—	—	2,203,218	26,701,451
Distributions reinvested	35,223	410,645	65,897	769,208
Shares redeemed	(252,367)	(2,940,903)	(348,563)	(4,079,384)
Net increase (decrease)	(217,144)	(2,530,258)	1,920,552	23,391,275
Total net decrease	(11,245,839)	(130,014,582)	(14,531,123)	(169,711,298)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

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Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.20	0.22	0.55	0.77	(0.22)	—	(0.22)
Year Ended 7/31/2025	$11.93	0.43	(0.73)	(0.30)	(0.43)	—	(0.43)
Year Ended 7/31/2024	$11.70	0.43	0.23	0.66	(0.43)	—	(0.43)
Year Ended 7/31/2023	$12.16	0.41	(0.47)	(0.06)	(0.40)	—	(0.40)
Year Ended 7/31/2022	$13.84	0.36	(1.61)	(1.25)	(0.36)	(0.07)	(0.43)
Year Ended 7/31/2021	$13.50	0.38	0.38	0.76	(0.38)	(0.04)	(0.42)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$11.20	0.18	0.55	0.73	(0.18)	—	(0.18)
Year Ended 7/31/2025	$11.93	0.36	(0.73)	(0.37)	(0.36)	—	(0.36)
Year Ended 7/31/2024	$11.70	0.36	0.23	0.59	(0.36)	—	(0.36)
Year Ended 7/31/2023	$12.16	0.34	(0.47)	(0.13)	(0.33)	—	(0.33)
Year Ended 7/31/2022	$13.83	0.29	(1.60)	(1.31)	(0.29)	(0.07)	(0.36)
Year Ended 7/31/2021	$13.50	0.29	0.38	0.67	(0.30)	(0.04)	(0.34)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$11.21	0.23	0.54	0.77	(0.23)	—	(0.23)
Year Ended 7/31/2025	$11.93	0.46	(0.73)	(0.27)	(0.45)	—	(0.45)
Year Ended 7/31/2024	$11.71	0.46	0.21	0.67	(0.45)	—	(0.45)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.40	0.39	0.79	(0.41)	(0.04)	(0.45)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.21	0.23	0.54	0.77	(0.23)	—	(0.23)
Year Ended 7/31/2025	$11.94	0.46	(0.73)	(0.27)	(0.46)	—	(0.46)
Year Ended 7/31/2024	$11.71	0.46	0.23	0.69	(0.46)	—	(0.46)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.41	0.38	0.79	(0.41)	(0.04)	(0.45)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.75	6.87%	0.76%	0.75% (c)	3.73%	7%	$1,283,679
Year Ended 7/31/2025	$11.20	(2.61% )	0.75% (d)	0.75% (c),(d)	3.69%	28%	$1,316,006
Year Ended 7/31/2024	$11.93	5.81%	0.75% (d)	0.75% (c),(d)	3.72%	22%	$1,575,080
Year Ended 7/31/2023	$11.70	(0.38% )	0.74% (d)	0.74% (c),(d)	3.47%	19%	$1,694,619
Year Ended 7/31/2022	$12.16	(9.15% )	0.73% (d)	0.72% (c),(d)	2.80%	16%	$2,037,502
Year Ended 7/31/2021	$13.84	5.74%	0.72% (e)	0.72% (c),(e)	2.78%	13%	$2,536,239
Class C
Six Months Ended 1/31/2026 (Unaudited)	$11.75	6.55%	1.36%	1.35% (c)	3.13%	7%	$12,824
Year Ended 7/31/2025	$11.20	(3.19% )	1.35% (d)	1.35% (c),(d)	3.09%	28%	$14,204
Year Ended 7/31/2024	$11.93	5.17%	1.35% (d)	1.35% (c),(d)	3.10%	22%	$18,493
Year Ended 7/31/2023	$11.70	(0.98% )	1.34% (d)	1.34% (c),(d)	2.87%	19%	$24,894
Year Ended 7/31/2022	$12.16	(9.63% )	1.38% (d)	1.32% (c),(d)	2.20%	16%	$31,541
Year Ended 7/31/2021	$13.83	5.03%	1.47% (e)	1.33% (c),(e),(f)	2.17%	13%	$44,740
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$11.75	6.89%	0.56%	0.55% (c)	3.93%	7%	$257,249
Year Ended 7/31/2025	$11.21	(2.33% )	0.55% (d)	0.55% (c),(d)	3.90%	28%	$278,382
Year Ended 7/31/2024	$11.93	5.93%	0.55% (d)	0.55% (c),(d)	3.92%	22%	$300,465
Year Ended 7/31/2023	$11.71	(0.09% )	0.54% (d)	0.54% (c),(d)	3.65%	19%	$327,608
Year Ended 7/31/2022	$12.16	(8.97% )	0.53% (d)	0.53% (c),(d)	3.01%	16%	$532,342
Year Ended 7/31/2021	$13.84	5.95%	0.52% (e)	0.52% (c),(e)	2.97%	13%	$637,596
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.75	6.89%	0.54%	0.53%	3.94%	7%	$43,741
Year Ended 7/31/2025	$11.21	(2.39% )	0.54% (d)	0.53% (d)	3.92%	28%	$38,164
Year Ended 7/31/2024	$11.94	6.03%	0.55% (d)	0.53% (d)	3.95%	22%	$33,413
Year Ended 7/31/2023	$11.71	(0.08% )	0.53% (d)	0.53% (d)	3.68%	19%	$13,264
Year Ended 7/31/2022	$12.16	(8.96% )	0.51% (d)	0.51% (d)	3.00%	16%	$15,272
Year Ended 7/31/2021	$13.84	5.97%	0.51% (e)	0.51% (e)	3.00%	13%	$22,033
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.24	0.23	0.55	0.78	(0.23)	—	(0.23)
Year Ended 7/31/2025	$11.97	0.47	(0.74)	(0.27)	(0.46)	—	(0.46)
Year Ended 7/31/2024	$11.74	0.46	0.23	0.69	(0.46)	—	(0.46)
Year Ended 7/31/2023	$12.19	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Year Ended 7/31/2022	$13.88	0.40	(1.62)	(1.22)	(0.40)	(0.07)	(0.47)
Year Ended 7/31/2021	$13.54	0.41	0.39	0.80	(0.42)	(0.04)	(0.46)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$11.21	0.23	0.54	0.77	(0.23)	—	(0.23)
Year Ended 7/31/2025(g)	$12.18	0.38	(0.97)	(0.59)	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

7/31/2021
Class C	0.01%

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$11.79	7.00%	0.49%	0.48%	4.00%	7%	$87,358
Year Ended 7/31/2025	$11.24	(2.33% )	0.49% (d)	0.49% (d)	3.96%	28%	$83,442
Year Ended 7/31/2024	$11.97	6.08%	0.49% (d)	0.49% (d)	3.97%	22%	$95,503
Year Ended 7/31/2023	$11.74	(0.02% )	0.48% (d)	0.48% (d)	3.78%	19%	$110,262
Year Ended 7/31/2022	$12.19	(8.96% )	0.47% (d)	0.46% (d)	3.07%	16%	$21,828
Year Ended 7/31/2021	$13.88	6.01%	0.47% (e)	0.47% (e)	3.03%	13%	$27,202
Class S
Six Months Ended 1/31/2026 (Unaudited)	$11.75	6.89%	0.56%	0.55% (c)	3.93%	7%	$20,020
Year Ended 7/31/2025 (g)	$11.21	(4.95% )	0.56% (d)	0.55% (d)	3.98%	28%	$21,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Total Return Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.46% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,000.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	57,090
Class C	—	1.00 (b)	165

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.75	0.75
Class C	1.35	1.35
Institutional Class	0.55	0.55
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.48	0.49
Class S	0.55	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,723,468,000	27,931,000	(60,991,000)	(33,060,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(26,605,406)	(181,199,236)	(207,804,642)

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $120,688,133 and $290,691,442, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 35.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Total Return Municipal Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Total Return Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_T01_(03/26)

Columbia Ultra Short Term Bond Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Term Bond Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 31.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	135,669	136,288
Series 2024-2PL Class A
10/27/2031	5.070%	2,006,216	2,017,062
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	290,433	293,862
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	287,662	287,693
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	47,212	47,230
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	4,844,609	4,884,146
Avtech Equipment Receivables Funding LLC(a),(b),(c)
Series 2026-1A Class A
02/15/2033	0.000%	4,500,000	4,499,619
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	11,300,000	11,355,818
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	12,092,076	12,174,888
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	8,300,000	8,347,684
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	403,089	403,639
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	617,995	612,259
Series 2024-P4 Class A3
01/10/2030	4.640%	2,450,000	2,465,327
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	2,264,895	2,272,721
Series 2024-N3 Class A2
12/10/2027	4.840%	564,168	564,268
CNH Equipment Trust
Series 2024-C Class A2A
02/18/2028	4.300%	2,210,558	2,213,047
Series 2024-C Class A3
01/15/2030	4.030%	6,253,000	6,276,047
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	1,725,000	1,735,562
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	4,874,480	4,910,668
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	2,286,185	2,281,522
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	5,723,716	5,733,707
Series 2024-A Class A4
06/15/2027	5.050%	370,000	371,421
Series 2025-A Class A3
06/15/2028	4.720%	6,825,000	6,887,377
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	14,784,000	14,520,456
Series 2022-1 Class A
11/15/2034	3.880%	26,768,000	26,786,962
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	790,582	791,248
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	21,968,000	22,037,614
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	271,403	271,556
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	4,017,882	4,059,145
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	20,106,000	20,213,905
Series 2024-1A Class A1
03/15/2029	5.130%	27,547,000	27,939,043
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	550,220	552,028
Series 2025-1A Class A2
03/25/2060	5.120%	2,143,712	2,152,824
Series 2025-2 Class A2
06/25/2060	4.930%	1,135,141	1,139,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	1,560,596	1,576,780
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	184,866	184,919
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	8,106,074	8,120,707
Series 2024-C Class A3
04/17/2028	4.620%	13,725,000	13,809,274
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	1,040,650	1,044,093
Kubota Credit Owner Trust(a)
Series 2024-1A Class A3
07/17/2028	5.190%	5,150,000	5,206,290
Series 2024-2A Class A2
04/15/2027	5.450%	1,552,490	1,556,902
Series 2024-2A Class A3
11/15/2028	5.260%	11,000,000	11,173,347
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	1,787,115	1,790,084
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	3,806,634	3,855,397
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	10,000,000	10,020,121
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	9,417,150	9,443,402
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	26,257,000	26,577,073
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	17,198	17,202
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	2,913,160	2,928,480
Series 2024-5 Class A
10/15/2031	6.278%	507,355	510,117
Series 2024-6 Class A
11/15/2031	6.093%	480,674	482,758
Series 2025-1 Class A2
07/15/2032	5.156%	1,460,069	1,471,148
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	2,394,729	2,407,860
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,669,670	2,688,133
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	754,090	760,375
Series 2024-2 Class A
08/15/2031	6.319%	1,454,607	1,460,754
Series 2024-3 Class A
10/15/2031	6.258%	1,823,824	1,833,791
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	1,829,233	1,841,243
Series 2024-2A Class A2
04/20/2027	4.740%	2,025,691	2,029,956
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	6,884,550	6,899,357
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	1,528,809	1,533,041
Series 2025-2A Class A
08/18/2032	4.930%	3,041,853	3,057,941
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	2,600,000	2,612,175
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	370,717	371,849
Santander Drive Auto Receivables Trust
Series 2024-1 Class A3
04/17/2028	5.250%	976,336	976,871
Series 2025-4 Class A2
01/15/2029	4.280%	9,000,000	9,018,354
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	1,427,153	1,431,092
Series 2024-A Class A4
01/22/2029	5.240%	7,550,000	7,577,934
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	881,949	884,596
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	4,235,533	4,249,314
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class A
06/25/2034	4.820%	12,753,840	12,804,379
Series 2025-4 Class A
08/25/2035	4.240%	7,343,015	7,354,597
Series 2026-1 Class A
12/26/2035	4.370%	13,556,000	13,567,439
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	2,221,562	2,225,887
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	5,099,465	5,112,327
Series 2025-ST6 Class A
10/15/2032	4.611%	2,913,724	2,919,049
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	12,176,553	12,188,468
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	381,211	381,784
Series 2025-2 Class A2
06/20/2035	5.220%	4,213,184	4,232,693
Series 2025-3 Class A2
09/20/2035	4.600%	10,700,000	10,717,430
Series 2025-4 Class A1
11/20/2026	4.344%	2,833,317	2,833,922
Verizon Master Trust
Series 2024-8 Class A1A
11/20/2030	4.620%	8,040,000	8,150,684
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	22,416,000	22,539,355
Series 2024-A Class A4
12/20/2028	5.200%	1,245,000	1,256,408
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	5,721,953	5,736,431
Volvo Financial Equipment LLC(a)
Series 2024-1A Class A2
05/17/2027	4.560%	1,763,094	1,764,956
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	325,039	325,284
Westlake Flooring Master Trust(a)
Series 2025-1A Class A
10/15/2029	4.230%	6,000,000	6,017,701
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	12,750,000	12,910,526
Total Asset-Backed Securities — Non-Agency (Cost $484,701,397)			485,677,990

Commercial Mortgage-Backed Securities - Non-Agency 7.0%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	10,329,172	10,218,179
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	5,579,913	5,528,139
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	8,617,594	8,559,401
Benchmark Mortgage Trust
Series 2018-B3 Class A4
04/10/2051	3.761%	1,214,438	1,207,495
Series 2019-B13 Class ASB
08/15/2057	2.888%	4,700,283	4,606,431
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	3,266,647	3,249,723
Series 2017-CD6 Class ASB
11/13/2050	3.332%	3,017,879	2,998,090
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	420,702	419,485
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A3
05/10/2049	2.944%	367,088	366,635
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	5,226,822	5,120,015
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	6,668,000	6,624,955
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	16,028,913	16,010,403
JPMCC Commercial Mortgage Securities Trust(d)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	695,255	692,899
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	5,035,957
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	8,243,702	8,135,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2017-C2 Class A4
08/15/2050	3.487%	6,055,000	6,001,864
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,739,261	1,728,123
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	1,208,789	1,203,789
Series 2016-C36 Class A3
11/15/2059	2.807%	4,127,177	4,096,527
Series 2018-C45 Class ASB
06/15/2051	4.147%	4,765,222	4,769,083
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.603%	11,000,000	10,232,733
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $106,951,373)			106,805,047

Corporate Bonds & Notes 46.6%

Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2027	5.000%	7,500,000	7,587,469
Boeing Co. (The)
02/01/2027	2.700%	8,000,000	7,901,840
L3Harris Technologies, Inc.
12/15/2026	3.850%	7,500,000	7,493,516
Raytheon Technologies Corp.
03/15/2027	3.500%	7,500,000	7,465,619
Total			30,448,444
Automotive 0.5%
Toyota Motor Credit Corp.(e)
SOFR + 0.450% 01/12/2028	4.100%	7,510,000	7,516,582
Banking 13.9%
Bank of America Corp.(e)
SOFR + 1.350% 09/15/2027	5.000%	15,450,000	15,534,375
Bank of Montreal(f)
09/10/2027	4.567%	8,000,000	8,026,294
Bank of New York Mellon Corp. (The)(e)
SOFR + 0.680% 06/09/2028	4.330%	8,000,000	8,018,007
Bank of Nova Scotia (The)(e)
SOFR + 0.760% 09/15/2028	4.410%	8,000,000	8,008,874
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce(f)
09/08/2028	4.243%	7,500,000	7,527,074
Citigroup, Inc.(f)
06/09/2027	1.462%	15,500,000	15,359,860
Cooperatieve Rabobank UA(e)
SOFR + 0.410% 01/14/2028	4.060%	8,200,000	8,208,311
Goldman Sachs Group, Inc. (The)(f)
01/21/2029	4.148%	14,840,000	14,850,568
HSBC Holdings PLC(f)
03/13/2028	4.041%	12,000,000	11,998,789
JPMorgan Chase & Co.(f)
04/22/2028	5.571%	15,000,000	15,282,812
Morgan Stanley(f)
07/20/2027	1.512%	15,500,000	15,321,169
PNC Financial Services Group, Inc. (The)(f)
07/23/2027	5.102%	7,500,000	7,537,697
Royal Bank of Canada(e)
SOFR + 0.790% 07/23/2027	4.440%	8,000,000	8,014,382
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	7,500,000	7,605,512
State Street Corp.(f)
04/24/2028	4.543%	8,000,000	8,066,285
Toronto-Dominion Bank (The)(e)
SOFR + 0.580% 01/13/2028	4.230%	8,260,000	8,268,872
Truist Bank(f)
01/27/2029	4.144%	8,000,000	8,008,695
UBS Group AG(a),(f)
05/12/2028	4.751%	8,540,000	8,607,234
US Bank NA(e)
SOFR + 0.910% 05/15/2028	4.560%	8,000,000	8,035,453
Wells Fargo & Co.(f)
01/24/2028	4.900%	14,000,000	14,118,815
Westpac Banking Corp.(e)
SOFR + 0.460% 10/20/2026	4.110%	7,000,000	7,010,523
Total			213,409,601
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	7,500,000	7,471,779
Comcast Corp.
01/15/2027	2.350%	8,000,000	7,891,580
Total			15,363,359
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
LYB International Finance II BV
03/02/2027	3.500%	7,500,000	7,461,560
Construction Machinery 0.9%
Caterpillar Financial Services Corp.(e)
SOFR + 0.400% 01/10/2028	4.050%	8,225,000	8,232,873
John Deere Capital Corp.
03/06/2026	4.950%	5,750,000	5,754,674
Total			13,987,547
Diversified Manufacturing 1.0%
Carrier Global Corp.
02/15/2027	2.493%	8,000,000	7,890,063
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	7,500,000	7,473,152
Total			15,363,215
Electric 4.4%
Dominion Energy, Inc.
05/15/2028	4.600%	8,000,000	8,099,411
DTE Energy Co.
06/01/2028	4.875%	7,590,000	7,723,383
Duke Energy Corp.
08/15/2027	3.150%	7,500,000	7,413,976
Eversource Energy
03/01/2027	2.900%	7,500,000	7,409,734
Georgia Power Co.(e)
SOFR + 0.280% 09/15/2026	3.930%	5,590,000	5,592,353
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	7,500,000	7,584,791
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	7,500,000	7,728,399
WEC Energy Group, Inc.
01/15/2028	4.750%	7,500,000	7,619,008
Xcel Energy, Inc.
03/21/2028	4.750%	7,500,000	7,608,064
Total			66,779,119
Food and Beverage 2.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	7,500,000	7,564,042
Diageo Capital PLC
10/05/2026	5.375%	6,000,000	6,051,868
Kraft Heinz Foods Co.
05/15/2027	3.875%	7,500,000	7,478,165
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
03/01/2027	4.450%	7,500,000	7,555,315
Mondelez International, Inc.
03/17/2027	2.625%	7,500,000	7,391,297
PepsiCo, Inc.
01/15/2029	4.100%	3,000,000	3,022,064
Total			39,062,751
Health Care 2.5%
Becton Dickinson and Co.
06/06/2027	3.700%	7,500,000	7,476,666
Cigna Corp.
03/01/2027	3.400%	7,500,000	7,459,064
CVS Health Corp.
03/25/2028	4.300%	7,500,000	7,526,703
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	7,500,000	7,710,791
HCA, Inc.
03/15/2027	3.125%	8,000,000	7,924,963
Total			38,098,187
Healthcare Insurance 1.0%
Anthem, Inc.
03/01/2028	4.101%	8,000,000	8,012,432
UnitedHealth Group, Inc.
06/15/2028	4.400%	8,000,000	8,081,187
Total			16,093,619
Independent Energy 0.5%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	7,500,000	7,419,020
Integrated Energy 0.5%
BP Capital Markets PLC
09/19/2027	3.279%	7,500,000	7,446,628
Life Insurance 2.0%
Corebridge Global Funding(a)
08/20/2027	4.650%	7,500,000	7,577,476
Met Tower Global Funding(a)
01/14/2028	4.800%	7,500,000	7,623,006
Pricoa Global Funding I(a)
08/27/2027	4.400%	7,500,000	7,565,358
Principal Life Global Funding II(a)
11/17/2026	1.500%	7,500,000	7,364,814
Total			30,130,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 3.6%
Enbridge, Inc.
11/20/2028	4.200%	7,500,000	7,521,656
Energy Transfer Operating LP
06/15/2028	4.950%	7,500,000	7,632,423
Enterprise Products Operating LLC
06/20/2028	4.300%	6,500,000	6,555,765
Kinder Morgan, Inc.
11/15/2026	1.750%	6,500,000	6,391,145
MPLX LP
03/15/2028	4.000%	7,000,000	6,996,897
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,500,000	6,518,356
Western Midstream Operating LP
01/15/2029	6.350%	7,500,000	7,909,514
Williams Companies, Inc. (The)
06/15/2027	3.750%	6,500,000	6,484,014
Total			56,009,770
Natural Gas 1.0%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	7,265,000	7,447,624
NiSource, Inc.
03/30/2028	5.250%	7,500,000	7,687,793
Total			15,135,417
Pharmaceuticals 2.6%
AbbVie, Inc.
03/15/2027	4.800%	7,000,000	7,074,282
Amgen, Inc.
02/21/2027	2.200%	7,000,000	6,879,972
AstraZeneca Finance LLC
05/28/2028	1.750%	7,000,000	6,686,957
Bristol Myers Squibb Co.
02/20/2028	3.900%	4,500,000	4,511,424
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,997,862
Pfizer, Inc.
11/15/2027	3.875%	7,500,000	7,525,718
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,705,912
Total			39,382,127
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,500,000	5,492,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Loews Corp.
04/01/2026	3.750%	5,500,000	5,496,201
Total			10,988,293
Railroads 0.6%
Norfolk Southern Corp.
06/15/2026	2.900%	3,200,000	3,188,456
Union Pacific Corp.
02/05/2027	2.150%	6,018,000	5,920,606
Total			9,109,062
Retailers 0.4%
Home Depot, Inc. (The)
06/25/2026	5.150%	6,500,000	6,534,755
Technology 2.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	8,000,000	7,952,020
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	7,500,000	7,537,717
Oracle Corp.
11/15/2027	3.250%	8,000,000	7,844,369
Synopsys, Inc.
04/01/2027	4.550%	7,500,000	7,556,369
Total			30,890,475
Transportation Services 0.5%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,200,000	7,294,876
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	8,000,000	7,947,556
T-Mobile US, Inc.
04/15/2027	3.750%	7,500,000	7,480,916
Total			15,428,472
Wirelines 1.0%
AT&T, Inc.
02/15/2028	4.100%	8,175,000	8,193,299
Verizon Communications, Inc.
03/16/2027	4.125%	7,500,000	7,521,966
Total			15,715,265
Total Corporate Bonds & Notes (Cost $711,852,263)			715,068,798

The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Foreign Government Obligations(g) 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.0%
Province of Ontario Canada
05/21/2027	1.050%	7,520,000	7,269,917
Province of Quebec
04/20/2026	2.500%	7,500,000	7,477,825
Total			14,747,742
Total Foreign Government Obligations (Cost $14,739,905)			14,747,742

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(e)
1-year CMT + 2.255% Cap 11.255% 02/01/2036	5.986%	13,037	13,430
Total Residential Mortgage-Backed Securities - Agency (Cost $13,029)			13,430

Residential Mortgage-Backed Securities - Non-Agency 9.7%

BRAVO Residential Funding Trust(a),(e)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	5.047%	6,921,682	6,936,646
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-6 Class A1
11/25/2069	5.390%	1,108,772	1,116,819
CMO Series 2024-7 Class A1
12/26/2069	5.538%	5,205,176	5,255,759
Connecticut Avenue Securities Trust(a),(e)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.597%	2,646,063	2,651,243
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
04/25/2067	4.299%	3,886,666	3,872,050
Freddie Mac STACR REMIC Trust(a),(e)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	5.797%	936,586	939,576
Homes Trust(a),(d)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	12,085,490	12,242,614
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	9,500,000	9,535,750
JP Morgan Mortgage Trust(a),(e)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.118%	3,992,997	3,997,945
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	488,453	471,331
OBX Trust(a),(d)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	6,534,488	6,604,307
PRET LLC(a),(f)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,606,437	3,608,367
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	5,396,322	5,398,955
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	1,598,638	1,602,988
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	3,690,039	3,696,590
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	7,215,493	7,230,766
PRET Trust(a),(f)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	7,248,994	7,253,101
Pretium Mortgage Credit Partners(a),(f)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	12,399,298	12,404,681
PRPM LLC(a),(f)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	4,691,571	4,694,142
RCO VIII Mortgage LLC(a),(f)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,231,441	2,235,378
RCO X Mortgage LLC(a),(f)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	5,543,429	5,545,285
Toorak Mortgage Trust(a),(f)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	12,000,000	12,047,915
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	4,126,769	4,033,824
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	6,592,977	6,525,161
VCAT LLC(a),(f)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	12,143,742	12,307,258
Verus Securitization Trust(a),(f)
Series 2025-10 Class A1FC
06/25/2070	5.017%	7,218,523	7,246,370
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $149,185,618)			149,454,821

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
02/05/2026	3.600%	15,500,000	15,490,828
Total Treasury Bills (Cost $15,492,354)			15,490,828

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	2,900,000	2,902,192
Federal Home Loan Banks
03/10/2027	4.000%	1,600,000	1,607,871
03/12/2027	4.500%	560,000	565,397
Federal National Mortgage Association
04/24/2026	2.125%	2,785,000	2,774,847
09/24/2026	1.875%	7,000,000	6,923,737
Total U.S. Government & Agency Obligations (Cost $14,753,063)			14,774,044

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(h),(i)	32,429,099	32,419,370
Total Money Market Funds (Cost $32,417,427)		32,419,370
Total Investments in Securities (Cost: $1,530,106,429)		1,534,452,070
Other Assets & Liabilities, Net		(1,688,118)
Net Assets		1,532,763,952
At January 31, 2026, securities and/or cash totaling $2,130,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,775)	03/2026	USD	(370,073,634)	634,745	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $623,621,163, which represents 40.69% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(e)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	52,527,222	401,239,927	(421,348,496)	717	32,419,370	(3,457)	688,101	32,429,099
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
11

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	485,677,990	—	485,677,990
Commercial Mortgage-Backed Securities - Non-Agency	—	106,805,047	—	106,805,047
Corporate Bonds & Notes	—	715,068,798	—	715,068,798
Foreign Government Obligations	—	14,747,742	—	14,747,742
Residential Mortgage-Backed Securities - Agency	—	13,430	—	13,430
Residential Mortgage-Backed Securities - Non-Agency	—	149,454,821	—	149,454,821
Treasury Bills	—	15,490,828	—	15,490,828
U.S. Government & Agency Obligations	—	14,774,044	—	14,774,044
Money Market Funds	32,419,370	—	—	32,419,370
Total Investments in Securities	32,419,370	1,502,032,700	—	1,534,452,070
Investments in Derivatives
Asset
Futures Contracts	634,745	—	—	634,745
Total	33,054,115	1,502,032,700	—	1,535,086,815
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Ultra Short Term Bond Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,497,689,002)	$1,502,032,700
Affiliated issuers (cost $32,417,427)	32,419,370
Margin deposits on:
Futures contracts	2,130,000
Receivable for:
Investments sold	112
Capital shares sold	9,769,123
Dividends	116,673
Interest	8,414,326
Foreign tax reclaims	16,709
Prepaid expenses	7,504
Deferred compensation of board members	254,992
Other assets	50,922
Total assets	1,555,212,431
Liabilities
Due to custodian	34,277
Payable for:
Investments purchased	8,700,533
Investments purchased on a delayed delivery basis	4,499,619
Capital shares redeemed	3,538,709
Distributions to shareholders	5,091,557
Variation margin for futures contracts	152,540
Management services fees	8,758
Distribution and/or service fees	2,964
Transfer agent fees	48,260
Compensation of chief compliance officer	107
Compensation of board members	1,085
Other expenses	27,925
Deferred compensation of board members	342,145
Total liabilities	22,448,479
Net assets applicable to outstanding capital stock	$1,532,763,952
Represented by
Paid in capital	1,530,382,739
Total distributable earnings (loss)	2,381,213
Total - representing net assets applicable to outstanding capital stock	$1,532,763,952
Class A
Net assets	$728,386,782
Shares outstanding	78,559,849
Net asset value per share	$9.27
Institutional Class
Net assets	$561,757,922
Shares outstanding	60,537,366
Net asset value per share	$9.28
Institutional 3 Class
Net assets	$242,619,248
Shares outstanding	26,137,726
Net asset value per share	$9.28
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
13

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$688,101
Interest	30,805,545
Total income	31,493,646
Expenses:
Management services fees	1,438,029
Distribution and/or service fees
Class A	437,424
Transfer agent fees
Class A	151,471
Institutional Class	136,730
Institutional 3 Class	5,490
Custodian fees	6,271
Printing and postage fees	18,012
Registration fees	111,807
Accounting services fees	16,256
Legal fees	18,233
Compensation of chief compliance officer	107
Compensation of board members	12,407
Deferred compensation of board members	10,766
Other	12,992
Total expenses	2,375,995
Net investment income	29,117,651
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,405,482
Investments — affiliated issuers	(3,457)
Futures contracts	(1,154,011)
Net realized gain	248,014
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,420,088
Investments — affiliated issuers	717
Futures contracts	408,389
Net change in unrealized appreciation (depreciation)	2,829,194
Net realized and unrealized gain	3,077,208
Net increase in net assets resulting from operations	$32,194,859
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Ultra Short Term Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$29,117,651	$52,306,092
Net realized gain	248,014	1,140,207
Net change in unrealized appreciation (depreciation)	2,829,194	2,337,138
Net increase in net assets resulting from operations	32,194,859	55,783,437
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,743,220)	(18,394,262)
Advisor Class	—	(707,604)
Institutional Class	(11,878,157)	(20,113,202)
Institutional 3 Class	(5,936,669)	(14,348,830)
Total distributions to shareholders	(30,558,046)	(53,563,898)
Increase in net assets from capital stock activity	301,376,443	180,913,802
Total increase in net assets	303,013,256	183,133,341
Net assets at beginning of period	1,229,750,696	1,046,617,355
Net assets at end of period	$1,532,763,952	$1,229,750,696

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	38,471,183	356,669,303	31,952,645	295,685,860
Distributions reinvested	1,374,587	12,742,425	1,986,448	18,386,280
Shares redeemed	(12,242,114)	(113,495,783)	(18,167,516)	(168,103,813)
Net increase	27,603,656	255,915,945	15,771,577	145,968,327
Advisor Class
Shares sold	—	—	1,047,438	9,696,324
Distributions reinvested	—	—	62,294	576,631
Shares redeemed	—	—	(5,745,299)	(53,188,771)
Net decrease	—	—	(4,635,567)	(42,915,816)
Institutional Class
Shares sold	23,501,565	218,062,945	39,557,596	366,347,053
Distributions reinvested	1,279,069	11,865,609	2,166,708	20,072,743
Shares redeemed	(16,631,455)	(154,322,527)	(28,519,972)	(264,110,381)
Net increase	8,149,179	75,606,027	13,204,332	122,309,415
Institutional 3 Class
Shares sold	839,679	7,792,718	2,252,043	20,860,411
Distributions reinvested	77,625	720,493	158,062	1,464,562
Shares redeemed	(4,164,970)	(38,658,740)	(7,207,391)	(66,773,097)
Net decrease	(3,247,666)	(30,145,529)	(4,797,286)	(44,448,124)
Total net increase	32,505,169	301,376,443	19,543,056	180,913,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$9.26	0.19	0.02	0.21	(0.20)	(0.20)
Year Ended 7/31/2025	$9.24	0.43	0.03	0.46	(0.44)	(0.44)
Year Ended 7/31/2024	$9.07	0.40	0.16	0.56	(0.39)	(0.39)
Year Ended 7/31/2023	$8.93	0.24	0.15	0.39	(0.25)	(0.25)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Year Ended 7/31/2021	$9.05	0.05	0.00	0.05	(0.06)	(0.06)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$9.27	0.20	0.02	0.22	(0.21)	(0.21)
Year Ended 7/31/2025	$9.25	0.44	0.03	0.47	(0.45)	(0.45)
Year Ended 7/31/2024	$9.08	0.41	0.16	0.57	(0.40)	(0.40)
Year Ended 7/31/2023	$8.94	0.26	0.15	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00	0.06	(0.07)	(0.07)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$9.27	0.20	0.02	0.22	(0.21)	(0.21)
Year Ended 7/31/2025	$9.25	0.45	0.03	0.48	(0.46)	(0.46)
Year Ended 7/31/2024	$9.09	0.41	0.16	0.57	(0.41)	(0.41)
Year Ended 7/31/2023	$8.95	0.24	0.17	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 7/31/2021	$9.06	0.07	0.00	0.07	(0.08)	(0.08)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Ultra Short Term Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$9.27	2.32%	0.44%	0.44%	4.15%	44%	$728,387
Year Ended 7/31/2025	$9.26	5.07%	0.45%	0.45%	4.61%	81%	$471,827
Year Ended 7/31/2024	$9.24	6.30%	0.45%	0.45%	4.36%	81%	$325,123
Year Ended 7/31/2023	$9.07	4.48%	0.44%	0.44%	2.62%	76%	$356,981
Year Ended 7/31/2022	$8.93	(0.80% )	0.42%	0.42%	0.38%	76%	$675,383
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$9.28	2.40%	0.29%	0.29%	4.31%	44%	$561,758
Year Ended 7/31/2025	$9.27	5.22%	0.30%	0.30%	4.76%	81%	$485,506
Year Ended 7/31/2024	$9.25	6.45%	0.30%	0.30%	4.50%	81%	$362,377
Year Ended 7/31/2023	$9.08	4.64%	0.29%	0.29%	2.92%	76%	$379,279
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.56%	76%	$422,413
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$9.28	2.42%	0.24%	0.24%	4.36%	44%	$242,619
Year Ended 7/31/2025	$9.27	5.28%	0.24%	0.24%	4.81%	81%	$272,417
Year Ended 7/31/2024	$9.25	6.40%	0.24%	0.24%	4.51%	81%	$316,246
Year Ended 7/31/2023	$9.09	4.69%	0.24%	0.24%	2.70%	76%	$492,264
Year Ended 7/31/2022	$8.95	(0.50% )	0.23%	0.23%	0.57%	76%	$1,655,564
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
17

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
18
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Ultra Short Term Bond Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
20
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	634,745 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,154,011)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	408,389
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	311,669,871
Columbia Ultra Short Term Bond Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
22
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Ultra Short Term Bond Fund  | 2026
23

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Institutional 3 Class	0.00
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	0.47
Institutional Class	0.32
Institutional 3 Class	0.25
24
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,530,106,000	6,102,000	(1,121,000)	4,981,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(1,854,387)	(1,854,387)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $819,343,842 and $532,503,521, respectively, for the six months ended January 31, 2026, of which $11,948,721 and $6,163,397, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Columbia Ultra Short Term Bond Fund  | 2026
25

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
26
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 65.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Term Bond Fund  | 2026
27

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_T01_(03/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date: March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date: March 25, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date: March 25, 2026